Condensed Consolidated Statements of Operations (unaudited) - USD ($)	3 Months Ended			11 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015
Income Statement [Abstract]
Revenue
Operating expenses
Research and development	652,576	709,314	321,720	244,635	1,758,701	1,222,194	470,987
General and administrative expenses	1,263,243	968,734	761,323	339,214	2,935,299	2,647,800	920,031
Total operating expenses	1,915,819	1,678,048	1,083,043	583,849	4,694,000	3,869,994	1,391,018
Loss from operations	(1,915,819)	(1,678,048)	(1,083,043)	(583,849)	(4,694,000)	(3,869,994)	(1,391,018)
Other income (expense)
Grant income		20,500		137,500	254,834	264,333	167,499
Other income					500	500
Interest income	90	186	496		1,339	1,328	175
Change in fair value of derivative liabilities	(157,216)	(860,275)	14,015		(968,840)	(106,994)	1,571
Total other income (expense)	(157,126)	(839,589)	14,511	137,500	(712,167)	159,167	169,245
Net loss	$ (2,072,945)	$ (2,517,637)	$ (1,068,532)	$ (446,349)	$ (5,406,167)	$ (3,710,827)	$ (1,221,773)
Net loss per common share - basic and diluted (in dollars per share)	$ (0.13)	$ (0.17)	$ (0.09)	$ (0.08)	$ (0.40)	$ (0.32)	$ (0.20)
Weighted average common shares outstanding - basic and diluted (in shares)	15,701,709	15,111,088	12,392,115	5,493,200	13,349,482	11,702,313	6,240,780